Inventories	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventories
10. Inventories
The Partnership’s inventory consists of metallurgical coal, which is the principal raw material for the Partnership’s cokemaking operations; coke, which is the finished goods sold by the Partnership to its customers; and materials, supplies and other.
These components of inventories were as follows:

	December 31,
	2014	2013
	(Dollars in millions)
Coal	$60.4	$48.8
Coke	2.0	4.6
Material, supplies, and other	28.0	27.6
Total Inventories	$90.4	$81.0